THE HARTFORD SMALLCAP GROWTH FUND (Prospectus Summary) | THE HARTFORD SMALLCAP GROWTH FUND

 SUPPLEMENT

DATED MAY 6, 2011 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND,
THE HARTFORD SMALLCAP GROWTH FUND, AND
THE HARTFORD VALUE OPPORTUNITIES FUND
(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS AND SUMMARY PROSPECTUSES
EACH DATED MARCH 1, 2011

At a meeting of the Board of Directors of The Hartford Mutual Funds II, Inc. (the “Board”) on May 3, 2011, the Board unanimously approved a plan to reclassify Class L shares of The Hartford Municipal Real Return Fund, The Hartford SmallCap Growth Fund, and The Hartford Value Opportunities Fund (each a “Fund”).  Effective as of the closing time of the reclassification, each shareholder of Class L shares will own Class A shares equal to the aggregate value of Class L shares held by that shareholder (each a “Reclassification”). With respect to each Fund, shareholders of Class L shares are expected to bear the same or lower net operating expenses after the Reclassification.  Each Reclassification should be deemed to be non-taxable exchanges under the Internal Revenue Code of 1986, as amended; and no sales charges or fees will be imposed on shareholders in connection with the Reclassification.

Each Reclassification is expected to occur on or about August 5, 2011 or as soon as practicable thereafter.  Accordingly, effective as of the closing of the Reclassification, all references to Class L are deleted.